As filed with the Securities and Exchange Commission on August 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2011

Date of reporting period:  June 30, 2011

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.0%
	Asset Management - 1.9%
90,300	T. Rowe Price Group Inc.	$5,448,702
	Auto/Auto Parts - 1.8%
78,490	O'Reilly Automotive, Inc. *	5,141,880
	Beverage - 1.8%
76,330	Coca-Cola Co.	5,136,246
	Broadcast Media - 3.7%
214,600	Comcast Corp. - Class A	5,437,964
102,250	DIRECTV - Class A *	5,196,345
		10,634,309
	Chemicals - Fertilizers - 1.5%
74,700	Potash Corp. of Saskatchewan Inc. +	4,257,153
	Chemicals - Specialty - 2.1%
55,100	Praxair, Inc.	5,972,289
	Computer - Storage - 4.6%
477,280	EMC Corp. *	13,149,064
	Computer Hardware - 7.9%
40,250	Apple Inc. *	13,510,717
52,530	International Business Machines Corp.	9,011,522
		22,522,239
	Computer Software - Desktop/Small Business - 2.1%
117,280	Intuit Inc. *	6,082,141
	Computer Software - Enterprise - 3.7%
317,600	Oracle Corp.	10,452,216
	Conglomerates - 2.2%
121,030	Danaher Corp.	6,413,380
	Containers - 1.7%
126,700	Ball Corp.	4,872,882
	Dental Supplies - 2.4%
95,200	Henry Schein, Inc. *	6,815,368
	Drugs - Generic - 2.8%
114,700	Watson Pharmaceuticals, Inc. *	7,883,331
	Drugs - Proprietary - 4.6%
60,120	Novo Nordisk A/S - ADR	7,531,834
60,230	Shire PLC - ADR	5,674,268
		13,206,102
	Electrical Equipment - 1.0%
63,100	AMETEK, Inc.	2,833,190
	Electrical Instruments - 2.3%
13,680	Mettler-Toledo International Inc. *	2,307,406
43,480	Waters Corp. *	4,162,775
		6,470,181
	Energy/Integrated - 5.9%
76,940	Chevron Corp.	7,912,509
85,150	Occidental Petroleum Corp.	8,859,006
		16,771,515
	Energy/Oil Service - 5.4%
145,690	Baker Hughes Inc.	10,571,266
55,700	Schlumberger Ltd.	4,812,480
		15,383,746
	Finance/Information Services - 2.2%
21,300	MasterCard, Inc. - Class A	6,418,542
	Health Care Distribution - 2.5%
171,750	AmerisourceBergen Corp.	7,110,450
	Health Care Products - 1.8%
96,900	Covidien PLC +	5,157,987
	Machinery - 6.5%
63,930	Cummins Inc.	6,616,116
68,790	Deere & Co.	5,671,735
65,880	Joy Global, Inc.	6,274,411
		18,562,262
	Medical Products - 1.6%
75,800	Baxter International, Inc.	4,524,502
	Metals - 2.0%
59,560	BHP Billiton Ltd. - ADR	5,636,163
	Railroad - 4.4%
119,440	Union Pacific Corp.	12,469,536
	Restaurants - 5.5%
239,350	Starbucks Corp.	9,451,932
114,210	Yum! Brands, Inc.	6,308,960
		15,760,892
	Retail - Discount - 1.9%
68,500	Ross Stores, Inc.	5,488,220
	Retail - Specialty - 3.7%
153,400	Dick's Sporting Goods, Inc. *	5,898,230
103,400	PetSmart, Inc.	4,691,258
		10,589,488
	Retail Drug Stores - 3.1%
207,600	Walgreen Co.	8,814,696
	Service Companies - 3.4%
133,600	Cognizant Technology Solutions - Class A *	9,798,224
	TOTAL COMMON STOCKS (Cost $219,787,477)	279,776,896

	SHORT-TERM INVESTMENTS - 0.8%
2,300,490	Invesco STIT Treasury Portfolio - Institutional Class, 0.04%#	2,300,490
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,300,490)	2,300,490
	Total Investments in Securities (Cost $222,087,967) - 98.8%	282,077,386
	Other Assets in Excess of Liabilities - 1.2%	3,522,323
	NET ASSETS - 100.0%	$285,599,709

ADR - American Depositary Receipt
* Non-income producing security.
+ U.S. traded security of a foreign issuer.
# Rate shown is the 7-day yield as of June 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.9%
	Beverage - 2.2%
3,510	Hansen Natural Corp. *	$284,135
	Business Services - 4.0%
3,600	Towers Watson & Co. - Class A	236,556
6,500	VeriFone Systems, Inc. *	288,275
		524,831
	Chemicals - 4.3%
4,800	Albemarle Corp.	332,160
2,800	FMC Corp.	240,856
		573,016
	Chemicals - Specialty - 3.7%
1,670	NewMarket Corp.	285,086
9,000	Solutia, Inc. *	205,650
		490,736
	Computer - Networking - 5.6%
4,800	ADTRAN, Inc.	185,808
6,300	NETGEAR, Inc. *	275,436
4,300	Polycom, Inc. *	276,490
		737,734
	Computer - Storage - 4.9%
5,900	Informatica Corp. *	344,737
5,000	Teradata Corp. *	301,000
		645,737
	Computer Software - Enterprise - 8.6%
4,400	BMC Software Inc. *	240,680
7,900	CommVault Systems, Inc. *	351,155
4,650	MICROS Systems, Inc. *	231,151
10,800	TIBCO Software Inc. *	313,416
		1,136,402
	Contract Manufacturing - 1.8%
11,800	Jabil Circuit, Inc.	238,360
	Dental Supplies - 1.9%
3,500	Henry Schein, Inc. *	250,565
	Drugs - Generic - 5.4%
3,500	Perrigo Co.	307,545
6,000	Watson Pharmaceuticals, Inc. *	412,380
		719,925
	Drugs - Proprietary - 1.5%
4,800	Endo Pharmaceuticals Holdings Inc. *	192,816
	Electrical Equipment - 2.1%
6,150	AMETEK, Inc.	276,135
	Electrical Instruments - 3.2%
6,100	FEI Co. *	232,959
2,000	Waters Corp. *	191,480
		424,439
	Energy/Oil Service - 2.1%
1,700	CARBO Ceramics Inc.	277,015
	Finance/Information Services - 3.8%
3,750	Fiserv, Inc. *	234,863
5,100	Wright Express Corp. *	265,557
		500,420
	Footwear - 3.8%
2,810	Deckers Outdoor Corp. *	247,673
10,700	Iconix Brand Group, Inc. *	258,940
		506,613
	Insurance - Property/Casualty/Title - 2.0%
11,800	AmTrust Financial Services, Inc.	268,804
	Personal Care - 4.3%
6,700	Nu Skin Enterprises, Inc. - Class A	251,585
4,900	Ulta Salon, Cosmetics & Fragrance, Inc. *	316,442
		568,027
	Railroad - 2.0%
4,600	Genesee & Wyoming Inc. *	269,744
	Restaurants - 1.8%
1,900	Panera Bread Co. - Class A *	238,754
	Retail - Apparel - 1.9%
7,300	Ascena Retail Group, Inc. *	248,565
	Retail - Discount - 7.5%
5,700	Dollar Tree, Inc. *	379,734
6,500	PriceSmart, Inc.	332,995
3,470	Ross Stores, Inc.	278,016
		990,745
	Retail - Specialty - 6.3%
7,200	Dick's Sporting Goods, Inc. *	276,840
5,700	PetSmart, Inc.	258,609
4,500	Tractor Supply Co.	300,960
		836,409
	Semiconductors - 1.5%
18,300	ON Semiconductor Corp. *	191,601
	Service Companies - 1.8%
3,000	Oil States International, Inc. *	239,730
	Telecommunication Services - 5.9%
10,700	MasTec Inc. *	211,004
18,000	MetroPCS Communications, Inc. *	309,780
10,000	NeuStar, Inc. - Class A *	262,000
		782,784
	Waste Disposal - 3.0%
12,400	Waste Connections, Inc.	393,452
	TOTAL COMMON STOCKS (Cost $9,990,267)	12,807,494

	SHORT-TERM INVESTMENTS - 2.3%
302,163	Invesco STIT Treasury Portfolio - Institutional Class, 0.00%#	302,163
	TOTAL SHORT-TERM INVESTMENTS (Cost $302,163)	302,163
	Total Investments in Securities (Cost $10,292,430) - 99.2%	13,109,657
	Other Assets in Excess of Liabilities - 0.8%	101,839
	NET ASSETS - 100.0%	$13,211,496

* Non-income producing security.
# Rate shown is the 7-day yield as of June 30, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
June 30, 2011 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2011:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$47,614,789	$—	$—	$47,614,789
Consumer Staples	13,950,942	—	—	13,950,942
Energy	32,155,262	—	—	32,155,262
Financials	5,448,702	—	—	5,448,702
Health Care	51,167,920	—	—	51,167,920
Industrials	40,278,368	—	—	40,278,368
Information Technology	68,422,426	—	—	68,422,426
Materials	20,738,487	—	—	20,738,487
Total Common Stocks	279,776,896	—	—	279,776,896
Short-Term Investments	2,300,490	—	—	2,300,490
Total Investments in Securities	$282,077,386	$—	$—	$282,077,386

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,804,534	$—	$—	$2,804,534
Consumer Staples	868,714	—	—	868,714
Energy	516,745	—	—	516,745
Financials	268,804	—	—	268,804
Health Care	1,354,786	—	—	1,354,786
Industrials	1,386,891	—	—	1,386,891
Information Technology	4,233,488	—	—	4,233,488
Materials	1,063,752	—	—	1,063,752
Telecommunication Services	309,780	—	—	309,780
Total Common Stocks	12,807,494	—	—	12,807,494
Short-Term Investments	302,163	—	—	302,163
Total Investments in Securities	$13,109,657	$—	$—	$13,109,657

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at June 30, 2011, the end of the reporting period.  The Funds recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended June 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Chase Growth Fund

Cost of investments	$221,451,096

Gross unrealized appreciation	$62,183,384
Gross unrealized depreciation	(1,557,094)
Net unrealized appreciation	$60,626,290

Chase Mid-Cap Growth Fund

Cost of investments	$10,292,430

Gross unrealized appreciation	$2,893,699
Gross unrealized depreciation	(76,472)
Net unrealized appreciation	$2,817,227

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    8/23/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/23/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/23/2011

* Print the name and title of each signing officer under his or her signature.